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State Street Corp.
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049

November 16, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re: Wasatch Funds, Inc. (the "Registrant")
    File Nos. 33-010451, 811-04920

Ladies and Gentlemen:

     Pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (the "Amendment").

     The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of adding an additional series to the Registrant, namely, the Wasatch Income Fund. Accordingly, it is anticipated that the Amendment will be effective on the seventy-fifth day after filing.

     If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,


/s/ Francine S. Hayes
-------------------------------------
Francine S. Hayes

Vice President and Counsel

Enclosures

cc: E. Fess
    A. Palmer